Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. Unless the context requires otherwise, references to years below mean our fiscal years.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(2) ($)	Average SCT Total for Non-CEO NEOs(3) ($)	Average CAP to Non-CEO NEOs(4) ($)	Total Shareholder Return (TSR)(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($ in millions)	PBP EBITDA(8) ($ in millions)
2023	11,359,250	8,155,888	6,765,828	5,379,052	140.65	126.06	2,846	6,298
2022	7,098,246	11,036,341	5,609,580	9,451,924	148.13	132.48	2,368	6,031
2021	8,605,599	6,901,200	6,259,577	7,248,556	123.00	119.88	1,024	6,277
2020	6,140,131	13,126,331	9,160,325	15,041,961	117.05	105.53	361	6,797

(1)	The dollar amounts reported are the amounts of Total Compensation reported in the Summary Compensation Table for each corresponding fiscal year.

(2)	The dollar amounts reported represent the amount of CAP calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate CAP, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table:

Reconciliation of SCT Total for CEO to CAP to CEO:

CAP to CEO	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	11,359,250	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	6,264,792	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	6,295,041	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	(730,077)	2,843,969	(4,612,721)	6,862,895
Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iii)	(2,503,534)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	—	(711,078)	—	—
CAP to CEO(a)(b)(c)	8,155,888	11,036,341	6,901,200	13,126,331

(i)	In 2020, 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
(ii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable fiscal year.
(iii)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.
(v)	In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.
(vi)	Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target had not been met.
(vii)	In 2023, Mr. Patricio became eligible to receive equity awards.

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:
	–	2023: Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;
	–	2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;
	–	2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and
	–	2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.
Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.80 for 2023, $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.

(4)	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP, using the same methodology described above in Note 2. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

Reconciliation of Average SCT for Non-CEO NEOs to Average CAP to Non-CEO NEOs:

CAP to Non-CEO NEOs	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	6,765,828	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	3,057,950	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	3,127,635	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	(681,776)	3,238,765	712,113	2,789,294
Plus (less) change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iv)	(774,685)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	—	(56,550)	—
CAP to Non-CEO NEOs(a)(b)(c)	5,379,052	9,451,924	7,248,556	15,041,961

(i)	In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
(ii)	In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.
(iii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable year.
(iv)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.
(a)	For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2023 Annual Report.
(b)	The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2023.
(c)	The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

(5)	Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year.

(6)	Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report. Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.
(8)	PBP EBITDA is defined above under —Compensation Discussion and Analysis —2023 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure.

Company Selected Measure Name		PBP EBITDA
Named Executive Officers, Footnote [Text Block]

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:
	–	2023: Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;
	–	2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;
	–	2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and
	–	2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.
Mr. Oliveira’s compensation is paid in British pounds (£) and Mr. Torres’ compensation was paid in Brazilian real (R$). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.80 for 2023, $1 to £0.85 for 2022, $1 to £0.73 for 2021, and $1 to £0.777 for 2020. For Mr. Torres, the applicable exchange rate was $1 to R$5.4 for 2020.

Peer Group Issuers, Footnote [Text Block]

(6)	Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report. Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	[1],[2]	$ 11,359,250	$ 7,098,246	$ 8,605,599	$ 6,140,131
PEO Actually Paid Compensation Amount	[3]	$ 8,155,888	11,036,341	6,901,200	13,126,331
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of SCT Total for CEO to CAP to CEO:

CAP to CEO	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)	11,359,250	7,098,246	8,605,599	6,140,131
Less, value of Stock Awards and Option Awards reported in SCT(ii)	6,264,792	2,875,162	3,743,976	360,783
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	6,295,041	3,026,056	3,558,241	484,088
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	(730,077)	2,843,969	(4,612,721)	6,862,895
Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iii)	(2,503,534)	1,654,310	3,094,057	—
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	—	(711,078)	—	—
CAP to CEO(a)(b)(c)	8,155,888	11,036,341	6,901,200	13,126,331

(i)	In 2020, 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
(ii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable fiscal year.
(iii)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.
(v)	In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.
(vi)	Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022 the target had not been met.
(vii)	In 2023, Mr. Patricio became eligible to receive equity awards.

Non-PEO NEO Average Total Compensation Amount	[4],[5],[6]	$ 6,765,828	5,609,580	6,259,577	9,160,325
Non-PEO NEO Average Compensation Actually Paid Amount	[7],[8],[9],[10]	$ 5,379,052	9,451,924	7,248,556	15,041,961
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Average SCT for Non-CEO NEOs to Average CAP to Non-CEO NEOs:

CAP to Non-CEO NEOs	2023	2022	2021	2020
Summary Compensation Table (SCT) Total(i)(ii)	6,765,828	5,609,580	6,259,577	9,160,325
Less, value of Stock Awards and Option Awards reported in SCT(iii)	3,057,950	2,479,584	1,902,553	10,181,443
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	3,127,635	2,666,378	1,616,112	13,273,785
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	(681,776)	3,238,765	712,113	2,789,294
Plus (less) change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iv)	(774,685)	416,784	619,857	—
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	—	(56,550)	—
CAP to Non-CEO NEOs(a)(b)(c)	5,379,052	9,451,924	7,248,556	15,041,961

(i)	In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
(ii)	In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.
(iii)	Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable year.
(iv)	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.
(a)	For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2023 Annual Report.
(b)	The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2023.
(c)	The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus Company Cumulative TSR

Compensation Actually Paid CAP versus Company Cumulative TSR Compensation Actually Paid (CAP) $ in millions Total Shareholder Return (TSR) Value of Initial Fixed $100 Investment CAP to CEO Average CAP to Non-CEO Company TSR $140.65 $8.16 $0 $2 $4 $6 $8 $10 $12 $14 $16 $0 $25 $50 $75 $100 $125 $150 $175 $200 2020 2021 2022 2023 $117.05 $123.00 $15.04 $13.13 $6.90 $7.25 $11.04 $9.45 $148.13 $5.38

CAP to our CEO and other NEOs is aligned with the Company’s TSR. This is due primarily to the Company’s compensation philosophy of meritocracy and the significance of equity-based compensation in our compensation program, which aligns equity to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Net Income

CAP versus Net Income Compensation Actually Paid (CAP) $ in millions Net Income $ in millions CAP to CEO Average CAP to Non-CEO Net Income $8.16 $0 $2 $4 $6 $8 $10 $12 $14 $16 $0 $400 $800 $1,200 $1,600 $2,000 $2,400 $2,800 $3,200 2020 2021 2022 2023 $15.04 $13.13 $6.90 $7.25 $11.04 $9.45 $5.38 $361 $1,024 $2,368 $2,846

Net income has steadily increased while the CEO and other NEOs’ CAP has fluctuated each year. This is due primarily to the fact that we do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP versus Four-Year Cumulative PBP EBITDA

CAP versus Four-Year Cumulative PBP EBITDA Compensation Actually Paid (CAP) $ in millions 4-Year Cumulative PBP $ in millions CAP to CEO Average CAP to Non-CEO 4-Year Cumulative PBP $8.16 $0 $2 $4 $6 $8 $10 $12 $14 $16 $0 $1,000 $2,000 $3,000 $4,000 $5,000 $6,000 $7,000 $8,000 2020 2021 2022 2023 $15.04 $13.13 $6.90 $7.25 $9.45 $5.38 $6,277 $6,031 $6,797 $6,289 $11.04

There is a positive correlation between the CAP to our CEO and other NEOs and PBP EBITDA, our Company-selected financial measure, primarily due to the fact that we use PBP EBITDA to determine incentive plan payouts. The reduction of PBP EBITDA over the three-year period from 2020 to 2022 is primarily due to the impact of divestitures in 2021 and 2022, including the sale of certain assets in our global nuts business and global cheese businesses, and higher COVID-19-related at home consumption during 2020.

Total Shareholder Return Vs Peer Group [Text Block]

TSR Comparison

December 27, 2019 December 24, 2020 December 23, 2021 December 30, 2022 December 30, 2023 Kraft Heinz S&P Consumer Staples Packaged Food & Soft Drinks $0 $20 $40 $60 $80 $100 $120 $140 $160

We consider the S&P Consumer Staples Food and Soft Drink Products our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report.

Tabular List [Table Text Block]

List of Financial Performance Measures

The following represent the most important metrics we used to determine CAP for 2023, as further detailed in the Compensation Discussion and Analysis in this Proxy Statement:

●	PBP EBITDA
●	Organic Net Sales
●	Cash conversion
●	Market share
●	PBP Adjusted Gross Profit Margin

Total Shareholder Return Amount	[11]	$ 140.65	148.13	123.00	117.05
Peer Group Total Shareholder Return Amount	[12]	126.06	132.48	119.88	105.53
Net Income (Loss) Attributable to Parent	[13]	$ 2,846,000,000	$ 2,368,000,000	$ 1,024,000,000	$ 361,000,000
Company Selected Measure Amount	[14]	6,298,000,000	6,031,000,000	6,277,000,000	6,797,000,000
PEO Name		Mr. Patricio	Mr. Patricio	Mr. Patricio	Mr. Patricio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		PBP EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Organic Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash conversion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Market share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		PBP Adjusted Gross Profit Margin
PEO [Member] | Less, value of Stock Awards and Option Awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	$ (6,264,792)	$ (2,875,162)	$ (3,743,976)	$ (360,783)
PEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	6,295,041	3,026,056	3,558,241	484,088
PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]
PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	(730,077)	2,843,969	(4,612,721)	6,862,895
PEO [Member] | Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	(2,503,534)	1,654,310	3,094,057
PEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]		(711,078)
Non-PEO NEO [Member] | Less, value of Stock Awards and Option Awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]	(3,057,950)	(2,479,584)	(1,902,553)	(10,181,443)
Non-PEO NEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]	3,127,635	2,666,378	1,616,112	13,273,785
Non-PEO NEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[20]
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]	(681,776)	3,238,765	712,113	2,789,294
Non-PEO NEO [Member] | Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]	(774,685)	416,784	619,857
Non-PEO NEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]			$ (56,550)

[1]	In 2020, 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
[2]	The dollar amounts reported are the amounts of Total Compensation reported in the for each corresponding fiscal year.
[3]	The dollar amounts reported represent the amount of CAP calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate CAP, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table:
[4]	In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
[5]	In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation.
[6]	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year: 2023: Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; 2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; 2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and 2020: Mr. Basilio, Mr. Abrams-Rivera, Mr. Oliveira, and Flavio Torres.
[7]	For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2023 Annual Report.
[8]	The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.
[9]	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP, using the same methodology described above in Note 2. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table total compensation:
[10]	The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2021 to 2023.
[11]	Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year.
[12]	Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report. Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.
[13]	The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.
[14]	PBP EBITDA is defined above under —Compensation Discussion and Analysis —2023 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure.
[15]	Deductions include the total grant date fair value of awards as reported in the for each applicable fiscal year.
[16]	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
[17]	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.
[18]	Deductions include the total grant date fair value of awards as reported in the for each applicable year.
[19]	Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
[20]	In 2020, 2021, 2022, and 2023 we did not grant any awards that vested in the same year they were granted.